STATEMENTS OF FINANCIAL CONDITION	Dec. 31, 2018 USD ($) $ / Unit	Dec. 31, 2017 USD ($) $ / Unit
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 159,519,606	$ 180,404,424
Due from the Master Fund	659,683	1,565,482
Cash and cash equivalents	2,480,000	1,283,292
Total assets	162,659,289	183,253,198
LIABILITIES:
Capital contributions received in advance	2,480,000	1,283,000
Capital withdrawal payable to Limited Partners	659,683	1,165,481
Capital withdrawal payable to General Partner		400,000
Due to the Master Fund		292
Total liabilities	3,139,683	2,848,773
PARTNERS' CAPITAL:
General Partner	2,788,913	2,597,268
Total limited partners	156,730,693	177,807,157
Total partners' capital	159,519,606	180,404,425
TOTAL	162,659,289	183,253,198
Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 144,621,713	$ 163,192,225
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / Unit	1,191.29	1,162.09
Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 9,305,965	$ 9,255,157
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / Unit	1,369.64	1,315.39
Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 2,008,278	$ 5,310,547
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / Unit	1,397.43	1,342.09
Series D [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 794,737	$ 49,228
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / Unit	1,338.27	1,310.65
Millburn Multi Markets Trading L P [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $72,751,039 and $128,131,904)	$ 72,705,286	$ 127,971,156
Net unrealized appreciation on open futures and forward currency contracts	15,031,193	2,145,457
Due from brokers	18,741,601	289,111
Cash denominated in foreign currencies (cost $14,722,589 and $27,839,061)	14,704,063	28,534,515
Total equity in trading accounts	121,182,143	158,940,239
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $336,217,865 and $358,764,241)	336,146,438	358,229,399
Cash and cash equivalents	51,632,381	75,905,244
ACCRUED INTEREST RECEIVABLE	823,388	1,364,398
DUE FROM MILLBURN MULTI-MARKETS LTD.	196	2,750
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.		292
Total assets	509,784,546	594,442,322
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	362,196	11,713,535
Cash denominated in foreign currencies (cost $168,198 and $0)	178,969
Subscriptions in advance		2,430,000
Capital withdrawal payable to Limited Partners	28,284,302	64,127,936
Capital withdrawal payable to General Partner	4,993,975	3,734,700
Management fee payable	630,458	708,614
Selling commissions payable	244,651	275,139
Accrued expenses	228,272	222,956
Due to brokers		2,519,264
Commissions and other trading fees on open futures contracts	37,349	82,629
Total liabilities	34,960,172	85,814,773
PARTNERS' CAPITAL:
Total partners' capital	474,824,374	508,627,549
TOTAL	$ 509,784,546	$ 594,442,322